Fair Values of Stock Options Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	3.42%	2.94%
Expected volatility	50.98%	60.40%
Expected dividend yield	2.50%	2.50%
Estimated forfeiture rate	2.00%	2.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option	15.75	17.35
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option	19.85	22.37